Consolidated Changes in Stockholders' Deficit (Parenthetical) (USD $)	9 Months Ended			12 Months Ended
	Dec. 31, 2010 Preferred Stock, Class B [Member]	Sep. 30, 2013 Common Stock Class B [Member]	Dec. 31, 2010 Common Stock Class B [Member]	Dec. 31, 2011 Common Stock Class B [Member]	Dec. 31, 2011 Preferred Stock, Class A [Member]
Founder's stock, price per share	$ 0.001
Stock issued, per share		$ 0.002	$ 0.002	$ 1.00
Treasury stock, price per share		$ 1.00
Preferred stock, price per share	$ 0.001				$ 1.00
Common stock, price per share		$ 0.001	$ 0.001	$ 0.001